Controlled Entities (Tables)	9 Months Ended
Mar. 31, 2025
Controlled Entities
Schedule of controlled entities

Name of entity	Place of business	Ownership interest held
		March 31, 2025	June 30, 2024

Wimp 2 Warrior LLC	United States of America	100%	100%
Wimp 2 Warrior (Ireland) Limited	Ireland	100%	100%
Hype. OS, INC	United States of America	100%	100%
MMA Group, Inc.	United States of America	100%	0%